SCHEDULE OF RETENTION RECEIVABLE (Details) - USD ($)	May 31, 2026	May 31, 2025	May 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Retention receivable from Shing Long Construction Limited (Note 24)	$ 1,496,017	$ 859,221	$ 212,859
Less: allowance for expected credit losses	(27,633)	(17,387)	(4,212)
Retention receivable, net	1,468,384	841,834
Less: Non-current portion	(1,233,039)	(826,144)
Amount classified as current asset	235,345	15,690
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Retention receivable from Shing Long Construction Limited (Note 24)		152,742	71,066
Less: allowance for expected credit losses		(3,091)	$ (1,406)
Retention receivable, net		$ 149,651